EQUITY	12 Months Ended
Dec. 31, 2023
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of five classes of partnership units: GP Units, LP Units, REUs, Special LP Unit and FV LTIP Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (collectively, “Preferred Equity Units”).

As part of the Privatization, the partnership fully redeemed two classes of partnership units: Exchange LP Units and BPYU Units. Refer to Note 3, Privatization of the Partnership for discussion of the impacts of the privatization to the partnership’s equity structure.

a)General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2023	2022	2021	2023	2022	2021
Outstanding, beginning of year	139	139	139	298,987	298,987	435,980
Privatization		—	—	—	—	(146,278)
Exchange LP Units exchanged	—	—	—	—	—	128
BPYU Units exchanged				—	—	8,922
Distribution reinvestment program	—	—	—	—	—	123
Issued under unit-based compensation plan	—	—	—	—	—	112
LP Units issued	—	—	—	22,061	—	—
Outstanding, end of year	139	139	139	321,048	298,987	298,987

b)Units of the Operating Partnership held by Brookfield Corporation

Redeemable/Exchangeable Partnership Units
There were 567,854,792 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2023 and 529,473,303 outstanding at December 31, 2022 and 2021.

There were 5,797,155 Special LP Units outstanding at December 31, 2023 and 4,759,997 outstanding at December 31, 2022 and 2021.

c)FV LTIP Units
The partnership issued FV LTIP units under the Brookfield Property L.P. FV LTIP Unit Plan to certain participants in 2019. Each outstanding FV LTIP Unit vests over a period of five years and is redeemable for LP Units or a cash payment subject to a conversion adjustment. There were 772,537, 1,571,709 and 1,818,717 FV LTIP Units outstanding at December 31, 2023, 2022 and 2021, respectively.

d)Preferred Equity Units
During the year ended December 31, 2019, the partnership issued 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5% and 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375%. In total $722 million of gross proceeds were raised and $24 million in underwriting and issuance costs were incurred.

During the year ended December 31, 2020, the partnership issued 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. In total $288 million of gross proceeds were raised and
$9 million in underwriting and issuance costs were incurred. At December 31, 2023, Preferred Equity Units had a total carrying value of $699 million (December 31, 2022 - $699 million).

e)    Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2023	2022	2021
Limited partners	$440	$419	$358
Holders of:
Redeemable/exchangeable partnership units	781	741	499
Special LP Units	8	7	5
Exchange LP Units	—	—	1
FV LTIP of the Operating Partnership	2	2	2
BPYU Units	—	—	13
Total distributions	$1,231	$1,169	$878
Per unit(1)	$1.40	$1.40	$1.05
(1)Per unit outstanding on the record date for each.